UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

aLTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1.    Reports to Shareholders.

(a)         Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

AltShares Event-Driven ETF EVNT

AltShares Merger Arbitrage ETF ARB

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Event-Driven ETF	$68	1.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$4,942,565
Number of Portfolio Holdings	95
Portfolio Turnover RateFootnote Reference**	225%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Technology	21.82%
Telecommunication Services	18.04%
Consumer, Non-cyclical	16.40%
Financials	16.09%
Consumer, Cyclical	10.28%
Industrials	9.95%
Materials	5.03%
Utilities	1.56%
Energy	0.83%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.42%
EMEA	7.58%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/evnt.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Event-Driven ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: EVNT

AltShares Event-Driven ETF

Semi-Annual Shareholder Report

November 30, 2024

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report

November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Merger Arbitrage ETF	$29	0.56%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$78,198,007
Number of Portfolio Holdings	114
Portfolio Turnover RateFootnote Reference**	219%
Footnote	Description
Footnote**	Not annualized

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions. The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Water Island Merger Arbitrage USD Hedged Index.

Sector Weighting (% of Total Investments)

Value	Value
Technology	17.83%
Telecommunication Services	16.90%
Consumer, Non-cyclical	16.80%
Financials	16.38%
Industrials	9.08%
Utilities	7.25%
Materials	6.82%
Consumer, Cyclical	6.32%
Energy	2.62%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.37%
EMEA	14.63%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/arb.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Merger Arbitrage ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: ARB

AltShares Merger Arbitrage ETF

Semi-Annual Shareholder Report

November 30, 2024

(b)         Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.     Code of Ethics.

Not applicable to semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

(a)	The registrant has a separately-designated standing Audit Committee. Francis X. Tracy and Nancy M. Morris, each of whom is an independent trustee, are the members of the Audit Committee.

(b)          Not applicable.

Item 6.     Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Financial Statements and Additional Information

November 30, 2024

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.53%
Aerospace & Defense - 3.99%
Barnes Group, Inc.	49,616	$2,324,014
Heroux-Devtek, Inc.(a)	27,574	624,878
Spirit AeroSystems Holdings, Inc., Class A(a)	5,301	171,540
		3,120,432
Banks - 6.29%
Canadian Western Bank	22,396	963,085
CrossFirst Bankshares, Inc.(a)(b)	35,608	616,374
First Bancshares, Inc.(b)	18,089	671,825
Heartland Financial USA, Inc.	20,580	1,390,591
Independent Bank Group, Inc.(b)	19,056	1,275,228
		4,917,103
Beverages - 4.86%
Britvic PLC	128,440	2,111,854
Duckhorn Portfolio, Inc.(a)(b)	153,644	1,690,084
		3,801,938
Biotechnology - 1.82%
Avid Bioservices, Inc.(a)	115,973	1,424,149
Calliditas Therapeutics AB, Class B(a)	1	19
		1,424,168
Chemicals - 3.11%
Arcadium Lithium PLC(a)(b)	463,951	2,435,743
Coal - 0.93%
Arch Resources, Inc.	4,210	723,784
Computers & Computer Services - 0.78%
PlayAGS, Inc.(a)(b)	52,383	608,690
Diversified Financial Services - 1.94%
Discover Financial Services(b)	8,300	1,514,169
Electric - 6.62%
ALLETE, Inc.(b)	36,443	2,364,422
Atlantica Sustainable Infrastructure PLC	128,096	2,810,426
		5,174,848
Energy - Alternate Sources - 1.25%
Encavis AG(a)	52,608	974,313
Entertainment - 3.67%
Bally's Corp.(a)(b)	38,531	683,154
Everi Holdings, Inc.(a)	162,093	2,183,393
		2,866,547

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.53% (Continued)
Food - 4.26%
Kellanova(b)	40,985	$3,331,671
Healthcare - Products - 0.10%
Surmodics, Inc.(a)	1,995	78,703
Healthcare - Services - 4.22%
Catalent, Inc.(a)(b)	54,048	3,302,873
Home Furnishings - 2.10%
Vizio Holding Corp., Class A(a)(b)	144,197	1,642,404
Iron/Steel - 3.10%
U.S. Steel Corp.(b)	37,362	1,523,249
Universal Stainless & Alloy Products, Inc.(a)(b)	20,365	904,613
		2,427,862
Media - 3.38%
Liberty Broadband Corp., Class C(a)	31,080	2,646,151
Oil & Gas Services - 0.22%
ChampionX Corp.	5,491	169,966
Packaging & Containers - 2.12%
DS Smith PLC	223,499	1,659,378
Pharmaceuticals - 0.06%
Revance Therapeutics, Inc.(a)	12,863	46,435
Real Estate Investment Trusts - 2.75%
Retail Opportunity Investments Corp.	123,650	2,151,510
Software - 15.48%
Altair Engineering, Inc., Class A(a)	21,329	2,252,556
ANSYS, Inc.(a)(b)	5,885	2,066,223
HashiCorp, Inc., Class A(a)(b)	64,658	2,173,802
Matterport, Inc.(a)	222,490	1,059,052
Nexus AG	6,574	475,877
SecureWorks Corp., Class A(a)(b)	23,561	198,855
Smartsheet, Inc., Class A(a)(b)	47,764	2,672,396
Zuora, Inc., Class A(a)(b)	121,810	1,209,573
		12,108,334
Telecommunications - 8.31%
Frontier Communications Parent, Inc.(a)(b)	95,156	3,312,381
GCI Liberty, Inc.(a)(c)	2,728	—
Juniper Networks, Inc.(b)	71,246	2,559,156
Spirent Communications PLC(a)	285,982	624,410
		6,495,947

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.53% (Continued)
Transportation - 2.17%
Air Transport Services Group, Inc.(a)(b)	77,161	$1,694,456
TOTAL COMMON STOCKS (Cost $63,711,560)		65,317,425

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.43%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.579	%(d)	5,252,211	$5,252,211
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.710	%(d)	5,252,211	5,252,211
				10,504,422
TOTAL SHORT-TERM INVESTMENTS (Cost $10,504,422)				10,504,422
Total Investments - 96.96% (Cost $74,215,982)				75,821,847
Other Assets in Excess of Liabilities - 3.04%(e)				2,376,160
NET ASSETS - 100.00%				$78,198,007

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2024, the aggregate fair market value of those securities was $24,325,986, representing 31.11% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2024, the total fair market value of these securities was $0, representing 0.0% of net assets.

(d)  Rate shown is the 7-day effective yield as of November 30, 2024.

(e)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (7.69%)
COMMON STOCKS SOLD SHORT - (7.69%)
Banks - (3.96%)
National Bank of Canada	(10,078)	$(998,407)
Renasant Corp.	(18,089)	(680,508)
UMB Financial Corp.	(11,319)	(1,420,422)
		(3,099,337)
Media - (3.73%)
Charter Communications, Inc., Class A	(7,335)	(2,911,738)
TOTAL SECURITIES SOLD SHORT (Proceeds $5,628,783)		$(6,011,075)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Boeing Co.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	$—	$—	$145,164	USD	3,497,694	$145,164
Morgan Stanley & Co./ Upon Termination	ChampionX Corp.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	50,859	USD	2,781,282	50,859
Morgan Stanley & Co./ Upon Termination	Spirit Aero Systems Holdings, Inc.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	67,417	USD	2,552,837	67,417

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Surmodics, Inc.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	$—	$—	$51,111	USD	1,117,714	$51,111
						$314,551			$314,551
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	First Busey Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	$—	$—	$(16,184)	USD	618,210	$(16,184)
Morgan Stanley & Co./ Upon Termination	CONSOL Energy, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(138,586)	USD	591,242	(138,586)
Morgan Stanley & Co./ Upon Termination	Capital One Financial Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(354,173)	USD	1,270,040	(354,173)
Morgan Stanley & Co./ Upon Termination	CoStar Group, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(45,212)	USD	597,618	(45,212)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	International Paper Co.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	$—	$—	$(351,142)	USD	1,338,573	$(351,142)
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(48,631)	USD	3,083,983	(48,631)
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(62,542)	USD	1,071,193	(62,542)
Morgan Stanley & Co./ Upon Termination	South State Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	05/06/2025	—	—	(161,466)	USD	1,109,366	(161,466)
Morgan Stanley & Co./ Upon Termination	Revance Therapeutics, Inc.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	(219,487)	USD	1,352,727	(219,487)
						$(1,397,423)			$(1,397,423)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	9,530	USD	6,801	Morgan Stanley & Co.	12/16/2024	$9
USD	7,576,418	CAD	10,314,300	Morgan Stanley & Co.	12/16/2024	206,178
USD	1,229,502	EUR	1,109,900	Morgan Stanley & Co.	12/16/2024	54,255
GBP	90,200	USD	114,865	Morgan Stanley & Co.	12/16/2024	103
USD	5,159,587	GBP	3,929,300	Morgan Stanley & Co.	12/16/2024	151,360
SEK	10	USD	1	Morgan Stanley & Co.	12/16/2024	0
USD	361,140	SEK	3,711,130	Morgan Stanley & Co.	12/16/2024	20,130
						$432,035
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	9,660,570	USD	6,998,132	Morgan Stanley & Co.	12/16/2024	$(95,023)
USD	132,073	CAD	185,840	Morgan Stanley & Co.	12/16/2024	(722)
EUR	199,780	USD	212,020	Morgan Stanley & Co.	12/16/2024	(477)
USD	480,789	EUR	454,920	Morgan Stanley & Co.	12/16/2024	(916)
GBP	1,671,500	USD	2,184,494	Morgan Stanley & Co.	12/16/2024	(54,027)
USD	518,383	GBP	412,300	Morgan Stanley & Co.	12/16/2024	(7,129)
SEK	3,710,910	USD	361,668	Morgan Stanley & Co.	12/16/2024	(20,678)
						$(178,972)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	80.74%
United Kingdom	9.22%
Jersey	3.11%
Canada	2.03%
Germany	1.86%
Sweden	0.00	%(b)
Other Assets in Excess of Liabilities	3.04%
	100.00%

(a)  These percentages represent long positions only and are not net of short positions.

(b)  Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

EUR - Euro

GBP - British pound

PLC - Public Limited Company

SEK - Swedish krona

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$3,120,432	$—	$—	$3,120,432
Banks	4,917,103	—	—	4,917,103
Beverages	3,801,938	—	—	3,801,938
Biotechnology	1,424,168	—	—	1,424,168
Chemicals	2,435,743	—	—	2,435,743
Coal	723,784	—	—	723,784
Computers & Computer Services	608,690	—	—	608,690
Diversified Financial Services	1,514,169	—	—	1,514,169
Electric	5,174,848	—	—	5,174,848
Energy - Alternate Sources	974,313	—	—	974,313
Entertainment	2,866,547	—	—	2,866,547
Food	3,331,671	—	—	3,331,671
Healthcare - Products	78,703	—	—	78,703
Healthcare - Services	3,302,873	—	—	3,302,873
Home Furnishings	1,642,404	—	—	1,642,404
Iron/Steel	2,427,862	—	—	2,427,862
Media	2,646,151	—	—	2,646,151
Oil & Gas Services	169,966	—	—	169,966
Packaging & Containers	1,659,378	—	—	1,659,378
Pharmaceuticals	46,435	—	—	46,435
Real Estate Investment Trusts	2,151,510	—	—	2,151,510
Software	12,108,334	—	—	12,108,334
Telecommunications	6,495,947	—	0	6,495,947
Transportation	1,694,456	—	—	1,694,456
Short-Term Investments	10,504,422	—	—	10,504,422
TOTAL	$75,821,847	$—	$0	$75,821,847

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$432,035	$—	$432,035
Equity Swaps	314,551	—	—	314,551
Liabilities
Common Stocks**	(6,011,075)	—	—	(6,011,075)
Forward Foreign Currency Exchange Contracts	—	(178,972)	—	(178,972)
Equity Swaps	(1,397,423)	—	—	(1,397,423)
TOTAL	$(7,093,947)	$253,063	$—	$(6,840,884)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of November 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2024
Common Stock	$0	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$0	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2024:

Investments in Securities	Fair Value at November 30, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$0	Worthless	N/A	N/A	N/A

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Event-Driven ETF  Portfolio of Investments

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.23%
Aerospace & Defense - 3.59%
Barnes Group, Inc.(a)	2,300	$107,732
Boeing Co.(b)	450	69,948
		177,680
Banks - 3.93%
First Bancshares, Inc.(a)	2,500	92,850
Heartland Financial USA, Inc.	1,500	101,355
		194,205
Biotechnology - 3.07%
Aura Biosciences, Inc.(b)	1,750	16,292
Avid Bioservices, Inc.(b)	7,500	92,100
Zai Lab Ltd., ADR(b)	1,500	43,275
		151,667
Chemicals - 1.33%
Arcadium Lithium PLC(a)(b)	12,500	65,625
Diversified Financial Services - 1.57%
CI Financial Corp.	3,500	77,617
Electric - 1.11%
Atlantica Sustainable Infrastructure PLC	2,500	54,850
Entertainment - 3.92%
Caesars Entertainment, Inc.(b)	1,250	48,112
Cineplex, Inc.(b)	9,500	74,024
Everi Holdings, Inc.(b)	2,500	33,675
Penn Entertainment, Inc.(a)(b)	1,750	37,783
		193,594
Food - 2.47%
Kellanova(a)	1,500	121,935
Healthcare - Products - 0.86%
Bausch & Lomb Corp.(a)(b)(c)	2,152	42,653
Healthcare - Services - 3.09%
Amedisys, Inc.(a)(b)	1,000	91,410
Catalent, Inc.(a)(b)	1,000	61,110
		152,520
Home Furnishings - 1.15%
Vizio Holding Corp., Class A(b)	4,979	56,711

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.23% (Continued)
Insurance - 1.97%
Enstar Group Ltd.(a)(b)	300	$97,410
Internet - 0.73%
Uber Technologies, Inc.(b)	500	35,980
Media - 1.54%
Endeavor Group Holdings, Inc., Class A(a)	2,500	75,925
Oil & Gas - 0.59%
Hess Corp.	200	29,436
Packaging & Containers - 2.01%
DS Smith PLC	13,400	99,489
Retail - 0.25%
Foot Locker, Inc.(b)	500	12,575
Software - 11.19%
Altair Engineering, Inc., Class A(a)(b)	400	42,244
ANSYS, Inc.(a)(b)	407	142,898
HashiCorp, Inc., Class A(a)(b)	5,510	185,246
Smartsheet, Inc., Class A(b)	2,200	123,090
Zuora, Inc., Class A(a)(b)	6,000	59,580
		553,058
Telecommunications - 6.37%
EchoStar Corp., Class A(b)	1,250	31,612
Frontier Communications Parent, Inc.(a)(b)(c)	3,500	121,835
Juniper Networks, Inc.(a)	4,500	161,640
		315,087
Transportation - 1.49%
Air Transport Services Group, Inc.(a)(b)	3,350	73,566
TOTAL COMMON STOCKS (Cost $2,507,464)		2,581,583

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.14%
Chemicals - 0.21%
LSF11 A5 HoldCo LLC(d)	10/15/2029	6.625%	$10,000	$10,327
Computers & Computer Services - 0.41%
NCR Voyix Corp.(d)	10/01/2028	5.000%	21,000	20,303

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 9.14% (Continued)
Entertainment - 2.01%
Everi Holdings, Inc.(d)	07/15/2029	5.000%	$100,000	$99,451
Healthcare - Products - 1.14%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	54,000	56,442
Healthcare - Services - 1.00%
Select Medical Corp.(d)	08/15/2026	6.250%	49,000	49,536
Software - 2.71%
Alteryx, Inc.(d)	03/15/2028	8.750%	131,000	133,578
Telecommunications - 1.66%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	77,000	82,042
TOTAL CORPORATE BONDS (Cost $450,979)				451,679
	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 2.56%
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc.(d)(f)(g)	05/15/2024	7.500%	$365	$11
Internet - 2.56%
TechTarget, Inc.(h)	12/15/2026	1.487%	129,000	126,549
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $125,547)				126,560

	Shares	Value
RIGHTS(b) - 0.09%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(g)(i)	2,000	$873
Contra Abiomed, Inc. CVR, Expires 12/31/2030(g)(i)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(g)(i)	415	1,053
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(g)(i)	639	2,313
TOTAL RIGHTS (Cost $3,792)		4,589

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.02%
Put Option Purchased - 0.01%
Frontier Communications Parent, Inc.	12/2024	$32.50	$104,430	30	$300

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.02% (Continued)
Call Option Purchased - 0.01%
Bausch & Lomb Corp.	02/2025	$20.00	$5,946	3	$435
TOTAL PURCHASED OPTIONS (Cost $1,093)					735

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 32.31%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.579	%(j)	798,572	$798,572
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.710	%(j)	798,573	798,573
				1,597,145
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,145)				1,597,145
Total Investments - 96.35% (Cost $4,686,020)				4,762,291
Other Assets in Excess of Liabilities - 3.65%(k)				180,274
NET ASSETS - 100.00%				$4,942,565

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2024, the aggregate fair market value of those securities was $1,198,003, representing 24.24% of net assets.

(b)  Non-income-producing security.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024, these securities had a total value of $451,690 or 9.14% of net assets.

(e)  Less than 0.005% of net assets.

(f)  Security in default on interest payments.

(g)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2024, the total fair market value of these securities was $4,600, representing 0.09% of net assets.

(h)  Represents a zero coupon bond. Interest rate presented is yield to maturity.

(i)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,589 or 0.09% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Total		$3,792

(j)  Rate shown is the 7-day effective yield as of November 30, 2024.

(k)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (7.36%)
COMMON STOCKS SOLD SHORT - (7.36%)
Banks - (4.00%)
Renasant Corp.	(2,500)	$(94,050)
UMB Financial Corp.	(825)	(103,529)
		(197,579)
Forest Products & Paper - (2.05%)
International Paper Co.	(1,722)	(101,305)
Healthcare - Products - (0.06%)
Bausch & Lomb Corp.	(152)	(3,013)
Software - (1.25%)
Synopsys, Inc.	(111)	(61,993)
TOTAL SECURITIES SOLD SHORT (Proceeds $336,422)		$(363,890)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/03/2025	$—	$—	$4,760	USD	85,522	$4,760

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/03/2025	$—	$—	$136	USD	15,215	$136
Morgan Stanley & Co./ Upon Termination	ChampionX Corp.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	6,520	USD	117,280	6,520
Morgan Stanley & Co./ Upon Termination	Hess Corp.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	11,578	USD	174,457	11,578
Morgan Stanley & Co./ Upon Termination	McGrath RentCorp	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	5,199	USD	77,293	5,199
Morgan Stanley & Co./ Upon Termination	Rivian Automotive, Inc.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	3,123	USD	27,452	3,123
						$31,316			$31,316

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.180%)	10/03/2025	$—	$—	$(18,829)	USD	224,714	$(18,829)
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	(16,721)	USD	62,840	(16,721)
Morgan Stanley & Co./ Upon Termination	Clearside Biomedical, Inc.	Paid 1 Month- Federal Rate Minus 50bps (4.080%)	10/23/2026	—	—	(664)	USD	16,414	(664)
						$(36,214)			$(36,214)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	13,990	USD	9,970	Morgan Stanley & Co.	12/16/2024	$27
USD	155,619	CAD	211,740	Morgan Stanley & Co.	12/16/2024	4,317
USD	93,236	GBP	71,300	Morgan Stanley & Co.	12/16/2024	2,358
						$6,702
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	81,740	USD	59,352	Morgan Stanley & Co.	12/16/2024	$(944)
USD	82,626	CAD	115,860	Morgan Stanley & Co.	12/16/2024	(164)
GBP	71,300	USD	94,629	Morgan Stanley & Co.	12/16/2024	(3,751)
						$(4,859)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	83.98%
Canada	5.07%
United Kingdom	3.12%
Bermuda	1.97%
Jersey	1.33%
Cayman Islands	0.88%
Other Assets in Excess of Liabilities	3.65%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$2,581,583	$—	$—	$2,581,583
Corporate Bonds**	—	451,679	—	451,679
Convertible Corporate Bonds
Auto Manufacturers	—	—	11	11
Internet	—	126,549	—	126,549
Rights	—	—	4,589	4,589
Purchased Options	735	—	—	735
Short-Term Investments	1,597,145	—	—	1,597,145
TOTAL	$4,179,463	$578,228	$4,600	$4,762,291

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2024 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,702	$—	$6,702
Equity Swaps	31,316	—	—	31,316
Liabilities
Common Stocks**	(363,890)	—	—	(363,890)
Forward Foreign Currency Exchange Contracts	—	(4,859)	—	(4,859)
Equity Swaps	(36,214)	—	—	(36,214)
TOTAL	$(368,788)	$1,843	$—	$(366,945)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2024
Convertible Corporate Bonds	$—	$—	$—	$—	$—	$11	$—	$11	$—
Rights	4,394	—	195	—	—	—	—	4,589	195
Total	$4,394	$—	$195	$—	$—	$11	$—	$4,600	$195

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2024:

Investments in Securities	Fair Value at November 30, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Convertible Corporate Bonds	$11	Estimated Liquidation Value	Estimated Liquidation Value	$3	$3.0000
Rights	4,589	Discounted, Probability Adjusted Value, Broker Quote	Discount Rate, Probability, Broker Quote	10%, $20.25 - $48.595, $1.75	10%, $39.16, $1.75

See Notes to Financial Statements.

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  Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$74,215,982	$4,686,020
At fair value of investments (Note 2)	75,821,847	4,762,291
Cash	4,389	8,730
Cash denominated in foreign currency (Cost $550,423 and $0)	552,504	—
Deposits with brokers for securities sold short (Note 2)	5,963,810	363,056
Receivable for investment securities sold	2,528,460	153,038
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	432,035	6,702
Unrealized appreciation on swap contracts	314,551	31,316
Dividends and interest receivable	261,975	26,949
Miscellaneous receivable	—	5,300
Total Assets	85,879,571	5,357,382
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $5,628,783 and $336,422)	6,011,075	363,890
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	178,972	4,859
Unrealized depreciation on swap contracts	1,397,423	36,214
Payable to Adviser (Note 5)	34,240	5,041
Payable for swap dividends	59,854	4,813
Total Liabilities	7,681,564	414,817
NET ASSETS	$78,198,007	$4,942,565
NET ASSETS CONSIST OF:
Paid-in capital	$77,142,756	$4,847,436
Distributable earnings	1,055,251	95,129
NET ASSETS	$78,198,007	$4,942,565
PRICING OF SHARES:
Net assets	$78,198,007	$4,942,565
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,814,000	459,320
Net asset value per share	$27.79	$10.76

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

  Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$397,923	$25,393
Foreign taxes withheld on dividends	(5,436)	(226)
Interest income	—	20,675
Rebates on short sales, net of fees	67,209	3,891
Total Investment Income	459,696	49,733
EXPENSES
Investment advisory fees (Note 5)	270,407	29,815
Dividend expense	1,975	1,096
Other expenses	750	—
Total Expenses	273,132	30,911
Fees waived or reimbursed by the Adviser (Note 5)	(72,109)	—
Net Expenses	201,023	30,911
NET INVESTMENT INCOME	258,673	18,822
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	1,010,260	112,776
Purchased option contracts	—	(2,430)
Swap contracts	324,739	8,557
Securities sold short	560,038	14,503
Written option contracts	—	15,121
Forward currency contracts	(95,703)	438
Foreign currency transactions (Note 9)	(64,972)	501
Net change in unrealized appreciation (depreciation) on:
Investments	1,720,741	264,626
Securities sold short	(292,303)	(28,023)
Foreign currency transactions (Note 9)	1,917	—
Purchased option contracts	—	760
Written option contracts	—	(548)
Swap contracts	(1,356,165)	11,774
Forward currency contracts	196,222	819
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	2,004,774	398,874
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,263,447	$417,696

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statements of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS
Net investment income	$258,673	$939,515	$18,822	$14,178
Net realized gains (losses) from:
Investments	1,010,260	2,856,542	112,776	215,576
Purchased option contracts	—	—	(2,430)	(26,722)
Swap contracts	324,739	(1,976,079)	8,557	(65,219)
Securities sold short	560,038	157,513	14,503	(9,780)
Written option contracts	—	33,766	15,121	13,299
Forward currency contracts	(95,703)	304,137	438	4,161
Foreign currency transactions	(64,972)	69,703	501	(891)
Net change in unrealized appreciation (depreciation) on:
Investments	1,720,741	2,788,146	264,626	29,040
Securities sold short	(292,303)	(89,989)	(28,023)	148
Foreign currency transactions	1,917	619	—	87
Purchased option contracts	—	—	760	(106)
Written option contracts	—	(38,305)	(548)	(10,430)
Swap contracts	(1,356,165)	246,917	11,774	(1,346)
Forward currency contracts	196,222	41,582	819	5,885
Net increase in net assets resulting from operations	2,263,447	5,334,067	417,696	167,880
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	—	—	(18,643)
Decrease in net assets from distributions to shareholders	—	—	—	(18,643)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	22,805,733	49,037,487	—	1,603,802
Payments for shares redeemed	(18,000,647)	(42,487,500)	—	—
Net increase (decrease) in net assets from capital share transactions	4,805,086	6,549,987	—	1,603,802
TOTAL INCREASE IN NET ASSETS	7,068,533	11,884,054	417,696	1,753,039
NET ASSETS
Beginning of period	71,129,474	59,245,420	4,524,869	2,771,830
End of period	$78,198,007	$71,129,474	$4,942,565	$4,524,869

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,					Period Ended
	(Unaudited)		2024	2023	2022		2021	May 31, 2020(a)
Net asset value, beginning of period	$26.90		$24.85	$26.12	$25.81		$24.47	$25.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.10		0.36	0.15	(0.01)		(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.79		1.69	(0.34)	0.32		2.11	(0.52)
Total from investment operations	0.89		2.05	(0.19)	0.31		2.07	(0.53)
Less distributions
From net investment income	—		—	(1.08)	—		—	—
From net realized gains	—		—	—	—		(0.73)	—
Total distributions	—		—	(1.08)	—		(0.73)	—
Net asset value, end of period	$27.79		$26.90	$24.85	$26.12		$25.81	$24.47
Total return(c)	3.31	%(d)	8.25%	(0.88)%	1.20%		8.55%	(2.12	)%(d)
Net assets, end of period (in 000s)	$78,198		$71,129	$59,245	$78,216		$6,555	$3,769
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)(g)	0.76	%(e)	0.83%	0.76%	0.76%		0.86%	0.75	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)(h)	0.56	%(e)	0.63%	0.56%	0.60	%(i)	0.86%	0.75	%(e)
Net investment income (loss)	0.72	%(e)	1.37%	0.56%	(0.02)%		(0.14)%	(0.49	)%(e)
Portfolio turnover rate	219	%(d)	550%	449%	414%		594%	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.08%, 0.01%, 0.01%, 0.03% and 0.00% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.08% and 0.00% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(g)  See Note 5 for a discussion of waiver details.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55% (annualized), 0.55%, 0.55%, 0.59%, 0.75% and 0.75% of average net assets for the six months November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(i)  Reflects the Adviser's contractual advisory fee limit.

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2024		Year Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021(a)		2020(a)
Net asset value, beginning of period	$9.85		$9.26	$9.64	$13.27	$10.45		$9.88
Income (loss) from investment operations
Net investment income (loss)(b)	0.04		0.04	0.03	(0.02)	(0.22)		0.30
Net realized and unrealized gains (losses) on investments and foreign currencies	0.87		0.61	(0.18)	(1.20)	4.32		0.47
Total from investment operations	0.91		0.65	(0.15)	(1.22)	4.10		0.77
Less distributions
From net investment income	—		(0.06)	(0.01)	—	(0.45)		(0.06)
From net realized gains	—		—	(0.22)	(2.41)	(0.83)		(0.14)
Total distributions	—		(0.06)	(0.23)	(2.41)	(1.28)		(0.20)
Net asset value, end of period	$10.76		$9.85	$9.26	$9.64	$13.27		$10.45
Total return(c)	9.24	%(e)	7.01%	(1.47)%	(10.57)%	40.98	%(d)	7.84	%(d)
Net assets, end of period (in 000s)	$4,943		$4,525	$2,772	$2,789	$3,699		$1,909
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.30	%(g)	1.30%	1.28%	3.20%	6.88%		12.53%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.30	%(g)	1.30%	1.28%	1.52%	2.30%		1.66%
Net investment income (loss)	0.79	%(g)	0.41%	0.31%	(0.20)%	(1.79)%		2.97%
Portfolio turnover rate	225	%(e)	407%	400%	231%	329%		577%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.05% (annualized), 0.05%, 0.03%, 0.17%, 0.09% and 0.21% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.11%, 0.77% and 0.01% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.25%, 1.25%, 1.24%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2024 and the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements

November 30, 2024 (Unaudited)

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended November 30, 2024, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2024, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2024 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2024, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2024, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$432,035	Unrealized depreciation on forward foreign currency exchange contracts	$178,972
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	314,551	Unrealized depreciation on swap contracts	1,397,423
		$746,586		$1,576,395

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$6,702	Unrealized depreciation on forward foreign currency exchange contracts	$4,859
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	31,316	Unrealized depreciation on swap contracts	36,214
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	735		—
		$38,753		$41,073

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

The effect of derivative instruments on the Funds' Statements of Operations for the six months ended November 30, 2024, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(95,703)	$196,222
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	324,739	(1,356,165)
		$229,036	$(1,159,943)

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$438	$819
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	8,557	11,774
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(2,430)	760
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	15,121	(548)
		$21,686	$12,805

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2024, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$34,049,958
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(9,553,206)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$914,526
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(167,186)
Purchased Option Contracts	Contracts	19
Written Option Contracts	Contracts	(22)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2024. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2024:

Merger Arbitrage ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$314,551	$(314,551)	$—	$—	$—	$—
Total	$314,551	$(314,551)	$—	$—	$—	$—

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$1,397,423	$(314,551)	$1,082,872	$(1,082,872)	$—	$—
Total	$1,397,423	$(314,551)	$1,082,872	$(1,082,872)	$—	$—

Event-Driven ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$31,316	$(31,316)	$—	$—	$—	$—
Total	$31,316	$(31,316)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$36,214	$(31,316)	$4,898	$(4,898)	$—	$—
Total	$36,214	$(31,316)	$4,898	$(4,898)	$—	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2024, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2024. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$146,321,698	$9,210,742
Sales and Maturities	145,714,223	10,825,424

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the period ended November 30, 2024 was $20,073,008 and $0 of in-kind purchases of securities and $16,635,104 and $0 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. Under the voluntary agreement, no waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2024, the officers of the Trust were also employees of the Adviser.

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	820,000	$22,805,733	1,860,000	$49,037,487
Payments for shares redeemed	(650,000)	(18,000,647)	(1,600,000)	(42,487,500)
Net increase	170,000	$4,805,086	260,000	$6,549,987
	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	—	$—	160,000	$1,603,802
Net increase	—	$—	160,000	$1,603,802

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(1,840,206)	$1,840,206
Event-Driven ETF	14	(14)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2024 and May 31, 2023 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2024	$—	$—	$—
	5/31/2023	3,812,281	—	3,812,281
Event-Driven ETF	5/31/2024	$18,643	$—	$18,643
	5/31/2023	75,270	—	75,270

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$345,907	$5,546
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	(513,552)	(313,582)
Capital loss carryover and late year ordinary loss deferrals	(1,040,551)	(14,531)
Total distributable earnings (accumulated loss)	$(1,208,196)	$(322,567)

Semi-Annual Report | November 30, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2024 (Unaudited)

As of November 30, 2024, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$2,763,590	$(2,369,826)	$393,764	$68,587,199
Event-Driven ETF	131,502	(85,754)	45,748	4,349,598

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, passive foreign investment companies and forward contracts mark to market.

Capital Losses

As of May 31, 2024, the Merger Arbitrage ETF and the Event-Driven ETF had deferred capital loss carryforwards of $1,040,551 and $14,531, respectively, which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

No capital loss carryforwards were utilized by the Funds during the year ended May 31, 2024.

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2024, the Funds did not elect to defer current year post-October losses.

12. CHANGE IN ACCOUNTANT

On November 19, 2024, the Board, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY") ceased to serve as the Funds' independent registered public accounting firm. During the Funds' fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

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AltShares Trust ETF Funds  Other Information

November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

(a)  Previous independent registered public accounting firm: At a meeting held on November 19, 2024, the Funds' Board of Trustees (the "Board"), upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY"), the independent registered public accounting firm for the Funds' fiscal year ended May 31, 2024, ceased to serve as the Fund's independent registered public accounting firm. EY's audit reports on the Funds' financial statements as of and for the fiscal years ended May 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended May 31, 2024 and 2023, and the subsequent interim period through November 25, 2024, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of EY would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds' fiscal years ended May 31, 2024 and 2023 and the subsequent interim period through November 25, 2024, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

(b)  New independent registered public accounting firm: On November 19, 2024, the Board, upon recommendation from the Audit Committee, engaged Cohen as the new independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. During the Funds' fiscal years ended May 31, 2024 and May 31, 2023, and the subsequent interim period through November 25, 2024, the Funds have not consulted with Cohen regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements; or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a "reportable event," as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Each Board member serves as a Board member of each Fund within AltShares Trust. The Board members are not compensated directly by the Funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by each Fund.

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Not applicable to semi-annual report.

Semi-Annual Report | November 30, 2024

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 8.      Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9.      Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 11.   Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “Other Information” under Item 7(a).

Item 12.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.   Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18.   Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.   Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was a change in the Registrant’s independent public accountant (Exhibit attached).

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2025

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2025